Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended		59 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,537,429)	$ (1,386,562)	$ (1,952,064)	$ (777,221)	$ (4,303,541)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	8,232	8,272	11,016	3,371	22,619
Stock-based compensation	229,419	644,166	692,500	160,000	1,081,919
Accretion of debt discount	263,388	249,475	328,287	197,374	789,049
Gain on forgiveness of debt	0	0	0	(8,000)	(8,000)
Loss on forgiveness of debt	233,062	0	0	237,807	470,869
(Increase) in prepaid expenses	7,366	(49,091)	(11,429)	(6,324)	(10,387)
(Increase) decrease in advances to related party	0	18,416	18,416	(18,416)	0
Increase in accounts payable and accrued liabilities	30,549	25,561	222,909	13,472	280,186
NET CASH USED IN OPERATING ACTIVITIES	(765,413)	(489,763)	(690,365)	(197,937)	(1,677,286)
CASH FLOWS FROM INVESTING ACTIVITIES
Website	0	(7,754)	(7,754)	(31,191)	(38,945)
Equipment	0	0	0	(4,957)	(4,957)
Mineral property	0	0	0	(350,000)	(350,000)
Reclamation bond	(32,232)	0	(92,876)	0	(125,108)
NET CASH USED IN INVESTING ACTIVITIES	(32,232)	(7,754)	(100,630)	(386,148)	(519,010)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	200,000	900,000	1,500,000	900,000	2,612,310
Loans from related party	0	0	0	4,790	16,198
Proceeds from notes payable	0	0	0	200,000	200,000
Payment on promissory note	0	(600,000)	(600,000)	0	(600,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	200,000	300,000	900,000	1,104,790	2,228,508
NET INCREASE ( DECREASE) IN CASH	(597,645)	(197,517)	109,005	520,705	32,212
CASH, BEGINNING OF PERIOD	629,857	520,852	520,852	147	0
CASH, END OF PERIOD	32,212	323,335	629,857	520,852	32,212
Supplemental information:
Interest paid in cash	0	0			0
Taxes paid in cash	0	0			0
Supplemental cash flow information and noncash financing activities:
Common stock payable for property acquisition	0	0	0	115,000	115,000
Promissory notes issued for property	0	0	0	2,405,500	2,405,500
Forgiveness of debt by former director	0	0	0	16,198	16,198
Common stock issued to satisfy common stock payable	867,500	1,106,410	1,106,410	0	1,973,910
Conversion of debt totalling $208,603, (including interest of $8,603) for common stock	$ 0	$ 0	$ 0	$ 446,410	$ 464,410